UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                  Investment Company Act File Number: 811-9105



                              New World Fund, Inc.
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                    Date of fiscal year end: October 31, 2004

                    Date of reporting period: April 30, 2004





                                 Vince P. Corti
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                               Richard M. Phillips
                           Kirkpatrick & Lockhart LLP
                       Four Embarcadero Center, 10th Floor
                         San Francisco, California 94111
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds(R)]

The right choice for the long term(R)

NEW WORLD FUND

[photo of three (3) people on a motorbike, one carrying a computer monitor]

Semi-annual report for the six months ended April 30, 2004

New World Fund(SM) seeks long-term growth of capital by investing in stocks and bonds with significant exposure to countries that have developing economies and/or markets.

This fund is one of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2004 (the most recent calendar quarter):

CLASS A SHARES                            1 YEAR       LIFETIME (SINCE 6/17/99)

Reflecting 5.75% maximum sales charge     +49.18%               +4.94%

Results for other share classes can be found on page 6. Please see the inside back cover for important information about other share classes.

FIGURES SHOWN ON THESE TWO PAGES ARE PAST RESULTS FOR CLASS A SHARES AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. SHARE PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM. FUND RESULTS SHOWN, UNLESS OTHERWISE INDICATED, ARE AT NET ASSET VALUE. IF A SALES CHARGE (MAXIMUM 5.75%) HAD BEEN DEDUCTED, THE RESULTS WOULD HAVE BEEN LOWER.

Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or other entity. Investing outside the United States (especially in developing countries) involves additional risks, such as currency fluctuations, political instability, differing securities regulations and periods of illiquidity. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal. For more complete information, please read the prospectus.

[photo - black and white photo of front cover: three (3) people on a motorbike, one carrying a computer monitor]



FELLOW SHAREHOLDERS:

Stocks posted modest gains over the past six months, helped by improving corporate earnings and increased capital spending. In general, stocks of non-U.S. companies fared better than those of domestic companies, and developing markets surpassed their developed counterparts. Developing-country bonds earned small gains.

INVESTMENT RESULTS

For the semiannual period from November 1, 2003, through April 30, 2004, the value of an investment in New World Fund rose 10.9% if, like most shareholders, you reinvested the dividend of 58.5 cents that was paid in December.

As you can see in the "Results at a Glance" table below, New World Fund continued to outpace its primary benchmark, the MSCI ACWI (All Country World) Index. The fund also provided better returns than both developed- and developing-country stocks in general, as measured by the MSCI World and MSCI Emerging Markets (EM) indexes, respectively.

[Begin Sidebar]
RESULTS AT A GLANCE
Total returns with all distributions reinvested

                                                       SIX MONTHS                LIFETIME (ANNUALIZED)
                                                   (11/1/03- 4/30/04)               (since 6/17/99)

New World Fund                                           +10.89%                        +5.26%
MSCI ACWI (All Country World) Index                       +8.70                         -1.75
MSCI World Index                                          +8.67                         -1.82
MSCI Emerging Markets (EM) Index                          +9.38                         +3.69
JP Morgan Emerging Markets Bond Index Plus                +1.48                        +13.65


Because New World Fund invests in companies based in both the developed and developing worlds, its most appropriate benchmark is the MSCI ACWI, which blends the MSCI World and EM (Emerging Markets) indexes, weighted by market capitalization. The MSCI World Index measures 23 developed country stock markets, while the MSCI EM (Emerging Markets) Index measures 26 developing country stock markets. New World Fund also invests in developing country government and corporate bonds. The JP Morgan Emerging Markets Bond Index Plus measures total returns for developing country bonds. The indexes are unmanaged and do not reflect the effects of sales charges, commissions or expenses.
[End Sidebar]

[Begin Sidebar]
WHERE THE FUND'S ASSETS ARE INVESTED

Geographical distribution of net assets on April 30, 2004

DEVELOPED-COUNTRY EQUITIES           44.1 %
ASIA
 Taiwan                               3.0
 Hong Kong                            3.1
 Japan                                1.8
 Singapore                             .7
 South Korea                         13.8
THE AMERICAS
 United States                        7.6
 Canada                                .7
EUROPE
 United Kingdom                       3.4
 Spain                                1.2
 Netherlands                           .9
 Switzerland                           .9
 France                                .4
 Austria                              1.5
 Norway                                .7
 Portugal                             1.1
 Finland                               .4
 Ireland                               .3
 Denmark                               .7
 Greece                                .3
 Sweden                               1.6

DEVELOPING-COUNTRY EQUITIES          39.5 %
ASIA
 India                                9.5
 Philippines                          2.8
 Indonesia                            4.0
 Malaysia                             3.5
 Thailand                             3.0
 China                                1.2
THE AMERICAS
 Brazil                               5.6
 Mexico                               5.2
 Chile                                 .1
EUROPE
 Hungary                              1.1
 Russia                                .5
 Poland                                .4
 Turkey                                .2
 Czech Republic                        .9
 Croatia                               .5
AFRICA/MIDDLE EAST
 Israel                                .9
 South Africa                          .1

DEVELOPED-COUNTRY BONDS               0.1 %
 Netherlands                           .1

DEVELOPING-COUNTRY BONDS             10.5 %
Asia
 Philippines                           .8
The Americas
 Mexico                               2.2
 Chile                                 .2
 Panama                               1.3
 Brazil                               1.3
 Peru                                  .9
 Colombia                              .5
 Argentina                             .2
 Venezuela                             .1
Europe
 Russia                               2.3
 Turkey                                .7

CASH & equivalents                    5.8

TOTAL                               100.0 %


In the years since New World Fund began operations, South Korea has made significant economic progress. It now meets the fund's criteria for a developed country (as described in the prospectus) and so we have reclassified it from a qualified developing country to a developed one, as shown in this table.
[End Sidebar]

With the goal of reducing volatility while pursuing long-term capital appreciation, New World Fund blends three types of investments -- stocks of multinational companies based in the developed world with significant exposure to the developing world, stocks of companies based in the developing world, and government and corporate bonds of developing-country issuers.

THE INVESTMENT ENVIRONMENT

Over the recent six-month period, most economic indicators confirmed the continuation of a U.S.-led global economic recovery. Corporate profits, spending and hiring have increased in the United States, thereby lending strength to other countries with ties to the U.S. economy.

On the negative side, the deteriorating situation in the Middle East, the prospect of higher U.S. interest rates following a warning from the Federal Reserve, and the possibility of higher inflation in the near future weighed on the minds of investors.

Our investment strategy relies on a longer-term perspective, helping us look beyond near-term geopolitical and financial events to the fundamental strengths or weaknesses of individual companies. The Indian stock market, for instance, declined over the first four months of the year following a particularly strong gain in 2003. Stable low interest rates, a strengthening rupee, and growth across a broad array of sectors were not enough to overcome investor concerns about the country's approaching elections. Indeed, shortly after the close of our fiscal period, India's incumbent government suffered a surprise defeat at the polls and the stock market went into an even steeper decline. It has since recovered considerably.

In India -- as well as other countries around the world -- we focus on well-managed companies with innovative and sensible strategies for long-term growth. While domestic elections and governmental policies can affect a company's prospects, our analysts take a broader perspective that evaluates these factors in light of larger issues such as global trade patterns and trends in consumption.

China was another country that gave investors cause for concern. The dramatic strength of the Chinese economy has contributed to a rise in commodity prices, most noticeably oil. China's attempts to slow its economy's nearly 10% growth rate affected emerging markets stocks in general, especially in the last month of our fiscal period. Whether China's leaders ultimately engineer a hard or soft landing for their economy will have implications for emerging markets well into the future.

After several years of strong gains abetted by historically low interest rates in the developed world, developing-country bonds slowed their pace considerably. Higher interest rates on U.S. Treasuries and corporate bonds enticed investors away from the developing world.

THE FUND'S PORTFOLIO

New World Fund's investment adviser, Capital Research and Management Company, invests with a long-term focus based on thorough research into individual companies. This company-by-company approach helps to achieve both geographic and industry diversification. As of April 30, you were part-owner through the fund of more than 150 companies in 37 countries across a broad range of industries.

Here is a brief look, arranged by the fund's three principal asset classes, at some of the companies and recent developments that have had an impact on your investment.

DEVELOPED-COUNTRY EQUITIES

Oil and gas, communications equipment and beverage companies delivered some of the fund's best returns for the fiscal period. Many of the fund's holdings in these sectors are multinational companies based in the developed world. Stocks of companies based in the developed world accounted for just over 44% of assets on April 30.

With gasoline prices at record highs in the United States and demand increasing around the world, Canada's Nexen (+30.3%), U.S.-based Pogo Producing (+18%) and Noble Energy (+16.1%) and U.K.-based "Shell" Transport and Trading (+10.3%) were all beneficiaries. The fund's oil and gas holdings in the developing world were also strongly positive contributors to the fund's overall results.

Beverage companies also delivered strong gains. In the developed world, European companies outpaced their U.S. rivals. The Netherlands' Heineken (+18.5%) and Norway's Orkla (+16%) bested Pepsico (+14%), Coca-Cola (+9%) and Anheuser-Busch (+4%). The fund's holdings in developing-world beverage companies were also strong. Mexico's Fomento Economico Mexicano, the fund's fourth largest holding, returned 22.4%. Among our beverage holdings, only Brazil's AmBev (-11.5%) declined.

Commercial banking was the fund's largest industry concentration. The likelihood of higher interest rates had a somewhat negative effect on the near-term outlook for the sector. Our holdings in the developed world posted negative returns with the exception of Austria's Erste Bank (+35.7%), a new addition to the portfolio and one of the fund's 10 largest holdings.

DEVELOPING-COUNTRY EQUITIES

Banking stocks in the developing world were somewhat stronger than in the developed world. India's HDFC Bank and ICICI Bank both returned roughly 22%.
Hungary's OTP Bank rose 53% and Poland's Bank Zachodni gained nearly 12%. Conversely, all of our commercial bank holdings in Brazil declined after posting large gains last year following Brazil's presidential election.

Diversified and wireless telecommunication services were the fund's second and third largest industry concentrations. Telekomunikasi Indonesia was again our largest holding (as of April 30) and gained nearly 31% over the period. Most of our holdings in the diversified telecommunications sector contributed strong gains to the fund with the exception of South Korea's KT Corp. and Chile's Telecomunicaciones de Chile, both of which suffered double-digit declines. Results were similar in the wireless sector, where again most of our holdings posted solid gains. The fund's two Chinese wireless companies declined in value, as did Brazil's Celular CRT.

Developing-country stocks accounted for almost 40% of net assets at the close of the fiscal period.

DEVELOPING-COUNTRY BONDS

As  of  April   30,   New   World   Fund   held  just  over  10%  of  assets  in
developing-country bonds, a slightly lower percentage than six months ago.

Two trends have begun to affect developing country debt. The first, higher interest rates in the future, may lead to higher financing costs for developing countries. The second trend affects mainly those countries that had already made vast improvements to their fiscal conditions. In these countries, the process of credit improvement has plateaued, thus limiting the potential for further large gains. In light of both trends, we are rather cautious about developing-country debt and have constructed a somewhat lower-risk portfolio of shorter duration, higher quality bonds.

We appreciate your continued support.

Cordially,

/s/ Gina H. Despres                 /s/ Robert W. Lovelace
Gina H. Despres                     Robert W. Lovelace
Chairman of the Board               President

May 16, 2004

Past results are not predictive of results in future periods. Current and future results may be lower or higher than past results. Share prices and returns will vary, so investors may lose money.

For current information about the fund, visit americanfunds.com.



OTHER SHARE CLASS RESULTS                                             unaudited

CLASS B, CLASS C, CLASS F AND CLASS 529

Returns for periods ended March 31, 2004 (the most recent calendar quarter):

                                                                                 1 YEAR         LIFE OF CLASS
CLASS B SHARES
Reflecting applicable contingent deferred sales
  charge (CDSC), maximum of 5%, payable only
  if shares are sold within six years of purchase                                +52.07%            +0.51% (1)
Not reflecting CDSC                                                              +57.07%            +0.98% (1)

CLASS C SHARES
Reflecting CDSC, maximum of 1%, payable only
     if shares are sold within one year of purchase                              +56.03%           +11.32% (2)
Not reflecting CDSC                                                              +57.03%           +11.32% (2)

CLASS F SHARES (3)
Not reflecting annual asset-based fee charged by sponsoring firm                 +58.21%           +12.47% (4)

CLASS 529-A SHARES
Reflecting 5.75% maximum sales charge                                            +49.16%           +14.50% (5)
Not reflecting maximum sales charge                                              +58.28%           +17.75% (5)

CLASS 529-B SHARES
Reflecting applicable CDSC, maximum of 5%, payable
  only if shares are sold within six years of purchase                           +51.84%           +15.24% (6)
Not reflecting CDSC                                                              +56.84%           +16.86% (6)

CLASS 529-C SHARES
Reflecting CDSC, maximum of 1%, payable only if shares
  are sold within one year of purchase                                           +55.83%           +16.98% (7)
Not reflecting CDSC                                                              +56.83%           +16.98% (7)

CLASS 529-E SHARES (3)                                                           +57.70%           +14.53% (8)

CLASS 529-F SHARES (3)
Not relecting annual asset-based fee charged by sponsoring firm                  +58.13%           +32.35% (9)

Figures shown on this page are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

(1) Average annual total return from March 15, 2000, when Class B shares were first sold.
(2) Average annual total return from March 15, 2001, when Class C shares were first sold.
(3) These shares are sold without any initial or contingent deferred sales charge.
(4) Average annual total return from March 16, 2001, when Class F shares were first sold.
(5) Average annual total return from February 19, 2002, when Class 529-A shares were first sold.
(6) Average annual total return from February 26, 2002, when Class 529-B shares were first sold.
(7) Average annual total return from February 25, 2002, when Class 529-C shares were first sold.
(8) Average annual total return from March 22, 2002, when Class 529-E shares were first sold.
(9) Average annual total return from September 17, 2002, when Class 529-F shares were first sold.


INVESTMENT PORTFOLIO  April 30, 2004                                  unaudited

INDUSTRY DIVERSIFICATION

[begin pie chart]
                                                     PERCENT OF
BY INDUSTRY                                          NET ASSETS
Commercial banks                                        9.60 %
Diversified Telecommunication Services                  8.75
Wireless telecommunication services                     5.53
Beverages                                               5.36
Metals & Mining                                         5.32
Other industries                                       49.03
Bonds & notes                                          10.57
Cash & equivalents                                      5.84
[end pie chart]


                                                     PERCENT OF
LARGEST EQUITY HOLDINGS                              NET ASSETS

Telekomunikasi Indonesia                                2.98 %
Daelim Industrial                                       2.29
Housing Development Finance                             1.94
Fomento Economico Mexicano                              1.71
Kumgang Korea Chemical                                  1.69
Oriflame Cosmetics                                      1.55
Cia. Vale do Rio Doce                                   1.49
Kingboard Chemical Holdings                             1.48
Erste Bank                                              1.46
Votorantim Celulose e Papel                             1.39



                                                                                               SHARES OR           MARKET
EQUITY SECURITIES                                                                              PRINCIPAL           VALUE
(common stock and convertible debentures) - 83.59%                                              AMOUNT             (000)

COMMERCIAL BANKS  -  9.60%
Erste Bank der oesterreichischen Sparkassen AG (Austria)(1)                                       232,700     $    34,480
Shinhan Financial Group Co., Ltd. (South Korea)(1)                                              1,633,800          28,349
ICICI Bank Ltd. (India)                                                                         3,316,700          23,520
ICICI Bank Ltd. (ADR)                                                                              47,125             730
Hong Leong Bank Bhd. (Malaysia)(1)                                                             15,060,000          20,100
HSBC Holdings PLC (United Kingdom)(1)                                                           1,357,630          19,754
OTP Bank Rt. (Hungary) (1)(2)                                                                   1,015,000          18,911
Malayan Banking Bhd. (Malaysia)(1)                                                              4,981,800          13,608
Itausa - Investimentos Itau SA, preferred nominative (Brazil)                                  11,686,419          11,339
Itausa - Investimentos Itau SA, taxable rights, expire 5/28/2004(1) (2)                           153,939               8
Itausa - Investimentos Itau SA, non-taxable rights, expire 5/28/2004(1) (2)                        60,807               3
Unibanco-Uniao de Bancos Brasileiros SA, units (GDR) (Brazil)                                     515,000          10,094
Bank Zachodni WBK SA (Poland)(1)                                                                  426,744           9,508
Allied Irish Banks, PLC (Ireland)(1)                                                              541,587           7,790
HDFC Bank Ltd. (India)                                                                            873,300           7,432
Bank of the Philippine Islands (Philippines)(1)                                                 8,092,050           6,917
Kookmin Bank (South Korea)(1)(2)                                                                  121,000           4,491
Daegu Bank, Ltd. (South Korea)(1)                                                                 725,000           4,135
Banco Itau Holding Financeira SA, preferred nominative (Brazil)                                38,500,000           3,054
United Overseas Bank Ltd. (Singapore)(1)                                                          350,000           2,802


DIVERSIFIED TELECOMMUNICATION SERVICES  -  8.75%
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B (Indonesia)(1)         77,090,000          70,454
Philippine Long Distance Telephone Co. (Philippines) (1)(2)                                     1,304,290          25,213
Philippine Long Distance Telephone Co. (ADR) (2)                                                  373,200           7,337
Portugal Telecom, SGPS, SA (Portugal)(1)                                                        2,318,600          24,909
Telefonica, SA (Spain) (1)(2)                                                                   1,603,149          23,555
CESKY TELECOM, AS (Czech Republic)(1)                                                           1,750,000          22,009
KT Corp. (ADR) (South Korea)                                                                      579,680          10,724
KT Corp. (1)                                                                                       72,600           2,510
Magyar Tavkozlesi Rt. (ADR) (Hungary)                                                             325,000           6,701
Perusahaan Perseroan (Persero) PT Indonesian Satellite Corp. Tbk (ADR) (Indonesia)                260,000           6,006
Telefonos de Mexico, SA de CV, Class L (ADR) (Mexico)                                             166,000           5,667
Cia. de Telecomunicaciones de Chile SA (ADR) (Chile)                                              160,000           1,816
Global Light Telecommunications Inc. (Canada) (1) (2) (3)                                         240,000               2
Global Light Telecommunications Inc.  (1) (2)                                                     160,000               2


WIRELESS TELECOMMUNICATION SERVICES  -  5.53%
Maxis Communications Bhd. (Malaysia)(1)                                                        12,647,900          28,716
Advanced Info Service PCL (Thailand)(1)                                                         8,641,500          18,846
SK Telecom Co., Ltd. (ADR) (South Korea)                                                          905,670          18,295
America Movil SA de CV, Series L (ADR) (Mexico)                                                   525,500          17,762
China Unicom Ltd. (China)(1)                                                                   18,641,300          14,556
Partner Communications Co. Ltd. (Israel) (1)(2)                                                 1,205,000           8,942
Partner Communications Co. Ltd (ADR)  (2)                                                         155,000           1,173
Tele Nordeste Celular Participacoes SA, preferred nominative (ADR) (Brazil)                       231,200           5,896
China Mobile (Hong Kong) Ltd. (China)(1)                                                        2,219,800           5,836
Celular CRT SA, preferred nominative (Brazil)                                                  22,500,000           3,600
Celular CRT SA, ordinary nominative                                                               499,659              67
GLOBE TELECOM, Inc. (Philippines)(1)                                                              239,992           3,596
Telesp Celular Participacoes SA, preferred nominative (ADR) (Brazil) (2)                          500,000           3,565


BEVERAGES  -  5.36%
Fomento Economico Mexicano, SA de CV (ADR) (Mexico)                                               923,000          40,354
Orkla AS (Norway)(1)                                                                              735,857          17,611
Coca-Cola Co. (USA)                                                                               314,900          15,924
PepsiCo, Inc. (USA)                                                                               286,000          15,584
Anheuser-Busch Companies, Inc. (USA)                                                              230,000          11,785
Heineken NV (Netherlands)(1)                                                                      208,000           8,732
Cia. de Bebidas das Americas - AmBev, preferred nominative (ADR) (Brazil)                         445,000           8,348
Coca-Cola HBC SA (Greece)(1)                                                                      230,000           6,041
Coca-Cola FEMSA, SA de CV, Series L (Mexico) (2)                                                1,065,000           2,247


METALS & MINING  -  5.32%
Cia. Vale do Rio Doce, Class A, preferred nominative (Brazil)                                     671,000          26,041
Cia. Vale do Rio Doce, ordinary nominative (ADR)                                                  204,200           9,291
Xstrata PLC (United Kingdom)(1)                                                                 1,900,000          21,231
INI Steel Co. (South Korea)(1)                                                                  1,975,000          18,945
Hindalco Industries Ltd. (India)(1)                                                               590,000          14,671
Phelps Dodge Corp. (USA) (2)                                                                      155,000          10,204
Ivanhoe Mines Ltd. (Canada) (2)                                                                 1,410,000           8,482
Freeport-McMoRan Copper & Gold Inc., Class B (USA)                                                198,000           6,039
BHP Billiton PLC (United Kingdom)(1)                                                              682,288           5,406
Anglo American PLC (South Africa)(1)                                                              163,941           3,260
POSCO (South Korea)(1)                                                                             18,920           2,304


OIL & GAS  -  3.56%
PTT Exploration and Production PCL (Thailand)                                                   3,939,200          26,603
Petroleo Brasileiro SA - Petrobras, ordinary nominative (ADR) (Brazil)                            462,900          13,378
LUKoil Holding (ADR) (Russia)                                                                     120,250          13,107
Noble Energy, Inc. (USA)                                                                          240,000          11,064
Nexen Inc. (Canada)                                                                               238,035           8,704
Pogo Producing Co. (USA)                                                                          155,000           7,645
"Shell" Transport and Trading Co., PLC (ADR) (United Kingdom)                                      90,000           3,786


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  3.45%
Kingboard Chemical Holdings Ltd. (Hong Kong)(1)                                                18,699,400          34,954
Venture Corp. Ltd. (Singapore)(1)                                                               1,151,800          12,856
Hon Hai Precision Industry Co., Ltd. (Taiwan)(1)                                                3,161,600          12,408
Samsung Electro-Mechanics Co., Ltd. (South Korea)(1)(2)                                           301,960          11,310
Samsung SDI Co., Ltd. (South Korea)(1)                                                             51,800           6,584
Orbotech Ltd. (Israel) (2)                                                                        162,500           3,432


CONSTRUCTION MATERIALS  -  3.11%
Associated Cement Companies Ltd. (India)                                                        2,500,000          15,764
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)(1)                                         5,360,000          12,759
Cemex, SA de CV, ordinary participation certificates, units (ADR) (Mexico)                        415,089          12,224
Siam Cement Co. Ltd. (Thailand)(1)                                                              2,095,000          11,276
Siam City Cement PCL (Thailand)                                                                 1,780,000           9,528
Hanil Cement Co., Ltd. (South Korea)(1)                                                           181,500           8,271
Holcim Ltd. (Switzerland)(1)                                                                       71,000           3,655


PHARMACEUTICALS  -  2.83%
Novo Nordisk A/S, Class B (Denmark)(1)                                                            350,500          16,500
AstraZeneca PLC (Sweden)(1)                                                                       293,200          13,834
PLIVA d.d. (GDR) (Croatia)                                                                        725,719          11,720
Ranbaxy Laboratories Ltd. (India)                                                                 440,000          10,514
Teva Pharmaceutical Industries Ltd. (ADR) (Israel)                                                120,000           7,387
Dr. Reddy's Laboratories Ltd. (India)                                                             355,000           6,947


FOOD PRODUCTS  -  2.73%
Nestle SA (Switzerland)(1)                                                                         73,000          18,373
Unilever PLC (United Kingdom)(1)                                                                1,700,000          15,924
Nestle India Ltd. (India)                                                                         616,250           8,953
Unilever NV (Netherlands)(1)                                                                      135,000           8,801
Groupe Danone (France)(1)                                                                          52,700           8,786
Sara Lee Corp. (USA)                                                                              160,400           3,702


CONSTRUCTION & ENGINEERING  -  2.71%
Daelim Industrial Co., Ltd. (South Korea)(1)                                                    1,469,100          54,132
Hyundai Development Co. (South Korea)(1)                                                          887,000           9,838


PERSONAL PRODUCTS  -  2.52%
Oriflame Cosmetics SA (Sweden) (2)                                                              1,180,000          36,714
Avon Products, Inc. (USA)                                                                         271,000          22,764


AUTOMOBILES  -  2.32%
Honda Motor Co., Ltd. (Japan)(1)                                                                  419,000          16,707
Kia Motors Corp. (South Korea)(1)                                                               1,616,000          14,821
Suzuki Motor Corp. (Japan)(1)                                                                     667,000          10,438
Toyota Motor Corp. (Japan)(1)                                                                     220,000           7,901
Maruti Udyog Ltd. (India) (1)(2)                                                                  410,000           4,954


BUILDING PRODUCTS  -  2.03%
Kumgang Korea Chemical Co., Ltd. (South Korea)(1)                                                 392,500          39,964
Asahi Glass Co., Ltd. (Japan)(1)                                                                  760,000           7,969


THRIFTS & MORTGAGE FINANCE  -  1.94%
Housing Development Finance Corp. Ltd. (India)                                                  1,817,818          24,337
Housing Development Finance Corp. Ltd. (3)                                                      1,600,000          21,421


INTERNET SOFTWARE & SERVICES  -  1.91%
NHN Corp. (Korea)(1)                                                                              297,482          25,947
SINA Corp. (Hong Kong) (2)                                                                        517,000          14,735
NetEase.com, Inc. (ADR) (China) (2)                                                                58,000           2,379
Sohu.com Inc. (USA) (2)                                                                           120,000           2,009


MEDIA  -  1.73%
Astro All Asia Networks PLC (Malaysia) (1)(2)                                                  14,188,500          19,039
Grupo Televisa, SA, ordinary participation certificates (ADR) (Mexico)                            260,000          11,333
ABS-CBN Holdings Corp. (PDR) (Philippines) (1)(2)                                              16,138,200           6,854
BEC World PCL (Thailand)                                                                        8,000,000           3,682
Antena 3 Television, SA (Spain) (1)(2)                                                              1,336              67


PAPER & FOREST PRODUCTS  -  1.59%
Votorantim Celulose e Papel SA, preferred nominative (ADR) (Brazil)                             1,046,000          32,844
Aracruz Celulose SA, Class B, preferred nominative (ADR) (Brazil)                                 149,000           4,640


COMMUNICATIONS EQUIPMENT  -  1.13%
Motorola, Inc. (USA)                                                                              750,000          13,688
QUALCOMM Inc. (USA)                                                                               210,000          13,117


FOOD & STAPLES RETAILING  -  1.04%
Wal-Mart de Mexico, SA de CV, Series V (ADR) (Mexico)                                             478,000          13,945
Wal-Mart de Mexico, SA de CV, Series V                                                          2,163,900           6,320
Migros Turk TAS (Turkey)(1)                                                                   880,956,000           4,371


GAS UTILITIES  -  1.00%
GAIL (India) Ltd. (India)                                                                       3,924,000          19,346
Gas Natural SDG, SA (Spain)(1)                                                                    179,800           4,358


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  0.77%
Samsung Electronics Co., Ltd. (South Korea)(1)                                                     26,500          12,395
ASE Test Ltd. (Taiwan) (2)                                                                        620,000           3,869
KEC Corp. (South Korea)(1)                                                                         75,000           1,883


INDUSTRIAL CONGLOMERATES  -  0.68%
3M Co. (USA)                                                                                      185,000          15,999


CHEMICALS  -  0.58%
Asian Paints (India) Ltd. (India)                                                                 829,755           5,761
Hyosung Corp. (South Korea)(1)                                                                    620,078           5,281
Formosa Plastics Corp. (Taiwan) (1)                                                             1,970,000           2,750


HOUSEHOLD DURABLES  -  0.57%
LG Electronics Inc. (South Korea)(1)                                                              178,630          10,608
Koninklijke Philips Electronics NV (Netherlands)(1)                                               110,000           2,967


COMPUTERS & PERIPHERALS  -  0.52%
Quanta Computer Inc. (Taiwan)(1)                                                                3,404,720           7,140
Quanta Computer Inc. (GDR) (2) (3)                                                                507,000           5,263


TEXTILES, APPAREL & LUXURY GOODS  -  0.51%
Nien Hsing Textile Co., Ltd. (Taiwan)(1)                                                        6,651,000           6,355
Cheil Industries Inc. (South Korea)(1)                                                            400,000           5,787


OTHER  -  5.42%
KangwonLand Inc. (South Korea)(1)                                                                 995,100          11,272
Korea Electric Power Corp. (South Korea)(1)                                                       676,000          11,030
SM Prime Holdings, Inc. (Philippines)(1)                                                       98,000,000          10,706
Bharat Heavy Electricals Ltd. (India)                                                             765,000          10,082
Metso Oyj (Finland)                                                                               770,000           9,433
American International Group, Inc. (USA)                                                          130,000           9,315
Cheng Shin Rubber (Xiamen) Ind., Ltd. (Taiwan)(1)                                               7,185,000           8,330
LG Card Co., Ltd., 3.00% convertible bond-warrants, expire 2009 (South Korea) (2)       KRW14,166,800,000           7,397
Controladora Comercial Mexicana, SA de CV, units (Mexico)                                       5,920,000           6,566
Kimberly-Clark de Mexico, SA de CV, Class A, ordinary participation certificates (Mexico)       2,450,000           6,490
First Pacific Co. Ltd. (Hong Kong) (1)(2)                                                      26,270,662           6,094
AES Corp. (USA) (2)                                                                               700,000           6,069
Sylvan Learning Systems, Inc. (USA) (2)                                                           150,000           5,288
International Container Terminal Services, Inc. (Philippines)                                  88,828,000           4,676
Li & Fung Ltd. (Hong Kong)(1)                                                                   2,275,000           3,528
Sabre Holdings Corp., Class A (USA)                                                               105,098           2,479
Zhejiang Expressway Co. Ltd., Class H (China)(1)                                                3,620,000           2,243
China Oilfield Services Ltd., Class H (China)(1)                                                6,756,700           1,937
PICC Property and Casualty Co. Ltd., Class H (China) (1)(2)                                     4,962,000           1,726
Johnson Electric Holdings Ltd. (Hong Kong)(1)                                                   1,750,000           1,539
Lumenis Ltd. (Israel) (2)                                                                         820,000           1,230
Largan Precision Co., Ltd. (Taiwan)(1)                                                             55,400             617


MISCELLANEOUS  -  4.38%
Other equity securities in initial period of acquisition                                      102,777,904    $    103,508


TOTAL EQUITY SECURITIES (cost: $1,543,509,000)                                                                  1,976,276

                                                                                               PRINCIPAL           MARKET
                                                                                                AMOUNT             VALUE
BONDS & NOTES - 10.57%                                                                           (000)             (000)

NON-U.S. GOVERNMENT  OBLIGATIONS -  10.18%
Russian Federation:
 8.25% 2010                                                                                     $  22,000     $    23,871
 8.25% 2010 (3)                                                                                     3,848           4,175
 5.00% 2030 (3)  (4)                                                                               26,813          24,701
 5.00% 2030 (4)                                                                                     2,500           2,303
United Mexican States Government:
 8.625% 2008                                                                                        5,471           6,305
 10.375% 2009                                                                                       4,500           5,535
 9.875% 2010                                                                                       13,625          16,745
 6.375% 2013                                                                                       10,000          10,150
 11.375% 2016                                                                                       8,620          12,133
Brazil (Federal Republic of):
 2.125% 2009 (4)                                                                                    2,435           2,202
 14.50% 2009                                                                                        3,725           4,386
 9.25% 2010                                                                                         6,600           6,369
 8.00% 2014 (5)                                                                                     5,424           5,000
 10.125% 2027                                                                                      12,000          10,590
 11.00% 2040                                                                                        2,625           2,454
Panama (Republic of):
 8.25% 2008                                                                                        13,050          14,355
 9.625% 2011                                                                                          485             553
 9.375% 2012                                                                                          447             507
 10.75% 2020                                                                                           80              96
 9.375% 2023                                                                                        6,336           6,669
 8.875% 2027                                                                                          100             100
 9.375% 2029                                                                                        6,535           7,221
Peru (Republic of):
 9.125% 2012                                                                                       12,100          12,766
 8.375% 2016                                                                                        5,300           5,056
 Past Due Interest Eurobond 5.00% 2017 (4)                                                          4,027           3,549
Philippines (Republic of):
 8.875% 2008                                                                                        4,740           5,143
 8.375% 2009                                                                                        8,335           8,793
 10.625% 2025                                                                                       5,100           5,508
Turkey (Republic of):
 Treasury Bill 0% 2004                                                                       TRL5,500,000           3,486
 Treasury Bill 0% 2005                                                                          1,500,000             852
 11.875% 2030                                                                                   $   8,900          11,581
Colombia (Republic of):
 10.00% 2012                                                                                        7,875           8,426
 10.75% 2013                                                                                        3,840           4,243
Argentina (Republic of) 12.25% 2018 (5) (6)                                                        11,873           3,473
Venezuela (Republic of) 9.25% 2027                                                                  1,500           1,253


WIRELESS TELECOMMUNICATION SERVICES  -  0.13%
Cellco Finance NV 12.75% 2005                                                                       2,725           2,977


MULTI-UTILITIES & UNREGULATED POWER  -  0.12%
AES Gener SA 7.50% 2014 (3)                                                                         3,000           2,880


OIL & GAS  -  0.07%
Petrozuata Finance, Inc., Series B, 8.22% 2017 (3)  (7)                                             2,000           1,760


ELECTRIC UTILITIES  -  0.07%
Enersis SA 7.375% 2014 (3)                                                                          1,750           1,726


TOTAL BONDS & NOTES (cost: $236,514,000)                                                                          249,892



                                                                                               PRINCIPAL           MARKET
                                                                                                AMOUNT             VALUE
SHORT-TERM SECURITIES - 6.83%                                                                    (000)             (000)

CORPORATE SHORT-TERM NOTES  -  5.70%
Siemens Capital Co. LLC 1.01% due 6/29/2004                                                $       21,700     $    21,664
Bank of Ireland 1.055% due 7/23/2004 (3)                                                           18,700          18,652
Toyota Motor Credit Corp. 1.02% due 5/11/2004                                                      18,000          17,994
American Honda Finance Corp. 1.02% due 5/12 - 6/9/2004                                             17,900          17,887
CBA (Delaware) Finance Inc. 1.025% due 5/3/2004                                                    13,000          12,999
Rabobank USA Financial Corp. 1.02% due 5/3/2004                                                    12,000          11,999
Barton Capital Corp. 1.04% due 6/7/2004 (3)                                                         9,500           9,490
BMW U.S. Capital Corp. 1.01% due 5/10/2004                                                          8,800           8,797
Old Line Funding Corp. LLC 1.03% due 5/17/2004 (3)                                                  5,800           5,797
KfW International Finance Inc. 1.02% due 7/7/2004 (3)                                               5,500           5,489
Aventis SA 1.03% due 6/10/2004 (3)                                                                  4,000           3,995


FEDERAL AGENCY DISCOUNT NOTES  -  1.13%
Federal Farm Credit Banks 0.98% due 6/30/2004                                                      25,000          24,960
Fannie Mae 1.015% due 5/5/2004                                                                      1,800           1,800


TOTAL SHORT-TERM SECURITIES (cost: $161,524,000)                                                                  161,523


TOTAL INVESTMENT SECURITIES (cost: $1,941,547,000)                                                              2,387,691
New Taiwanese Dollar (cost: $332,000)                                                           NT$11,338             342

OTHER ASSETS LESS LIABILITIES                                                                                     -23,799

NET ASSETS                                                                                                     $2,364,234

(1) Valued under fair value procedures adopted by authority of the Board of Directors. At April 30, 2004, 82 of the securities listed above (with aggregate value of $1,053,279,000) were fair valued under procedures that took into account significant price changes in the U.S. equity markets on that date.
(2)  Security did not produce income during the last 12 months.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(4)  Coupon rate may change periodically.
(5) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(6) Scheduled interest payments not made: reorganization pending; bankruptcy proceedings pending.
(7) Pass-through security backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
PDR = Philippine Depositary Receipts


See Notes to Financial Statements



EQUITY SECURITIES APPEARING IN THE PORTFOLIO SINCE OCTOBER 31, 2003

3M
Advanced Info Service
Aracruz Celulose
ASE Test
Astro All Asia Networks
CESKY TELECOM
Controladora Comercial Mexicana
Erste Bank
Formosa Plastics
GAIL (India)
Gas Natural SDG
Indonesian Satellite
INI Steel
Kia Motors
Korea Electric Power
Kumgang Korea Chemical
Largan
Maruti Udyog
NetEase.com
NHN
Oriflame Cosmetics
Partner Communications
PICC Property and Casualty
SINA
Sohu.com
Toyota Motor


EQUITY SECURITIES ELIMINATED FROM THE PORTFOLIO SINCE OCTOBER 31, 2003

ASM International
Australia and New Zealand Banking Group
Aventis
BSES
EMBRAER - Empresa Brasileira de Aeronautica
Infosys Technologies
Korea Exchange Bank
Total Access Communication
Yanzhou Coal Mining


FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES                                   unaudited
at April 30, 2004
(dollars and shares in thousands, except per-share amounts)

ASSETS:
 Investment securities at market:
  (cost: $1,941,547)                                                 $2,387,691
 Cash denominated in non-U.S. currencies
  (cost: $332)                                                              342
 Cash                                                                        90
 Receivables for:
  Sales of investments                                 $9,677
  Sales of fund's shares                                9,417
  Dividends and interest                               12,149            31,243
                                                                      2,419,366
LIABILITIES:
 Payables for:
  Purchases of investments                             38,574
  Repurchases of fund's shares                          4,462
  Investment advisory services                          1,473
  Services provided by affiliates                       1,113
  Deferred Directors' compensation                        589
  Other fees and expenses                               8,921            55,132
NET ASSETS AT APRIL 30, 2004                                         $2,364,234

NET ASSETS CONSIST OF:
 Capital paid in on shares of capital stock                          $2,170,240
 Distributions in excess of net investment income                       (10,604)
 Accumulated net realized loss                                         (232,765)
 Net unrealized appreciation                                            437,363
NET ASSETS AT APRIL 30, 2004                                         $2,364,234


TOTAL AUTHORIZED CAPITAL STOCK - 200,000 SHARES, $.01 PAR VALUE

                                               SHARES          NET ASSET
                   NET ASSETS               OUTSTANDING      VALUE PER SHARE (1)

Class A            $1,951,619                  70,287             $27.77
Class B                76,458                   2,784              27.46
Class C                77,985                   2,859              27.28
Class F               123,871                   4,481              27.65
Class 529-A            23,120                     835              27.69
Class 529-B             4,229                     154              27.41
Class 529-C             6,436                     235              27.42
Class 529-E             1,280                      46              27.62
Class 529-F             1,597                      58              27.65
Class R-1               1,324                      48              27.45
Class R-2              11,256                     410              27.45
Class R-3              12,249                     442              27.69
Class R-4               2,138                      77              27.82
Class R-5              70,672                   2,541              27.81

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $29.46 and $29.38, respectively.

See Notes to Financial Statements


STATEMENT OF OPERATIONS                                              unaudited
for the six months ended April 30, 2004                  (dollars in thousands)

INVESTMENT INCOME:
 Income:
  Dividends (net of non-U.S. withholding tax of $2,767)    $20,440
  Interest (net of non-U.S. withholding tax of $2)           9,773    $30,213

 Fees and expenses:
  Investment advisory services                               7,928
  Distribution services                                      3,331
  Transfer agent services                                    1,237
  Administrative services                                      289
  Reports to shareholders                                      125
  Registration statement and prospectus                         96
  Postage, stationery and supplies                             147
  Directors' compensation                                      185
  Auditing and legal                                            89
  Custodian                                                    615
  State and local taxes                                         54
  Other                                                         47
  Total expenses before reimbursement                       14,143
   Reimbursement of expenses                                    25     14,118
 Net investment income                                                 16,095

NET REALIZED GAIN AND UNREALIZED APPRECIATION
 ON INVESTMENTS AND NON-U.S. CURRENCY:
 Net realized gain (loss) on:
  Investments                                               40,225
  Non-U.S. currency transactions                              (269)    39,956
 Net unrealized appreciation (depreciation) on:
  Investments                                              136,447
  Non-U.S. currency translations                               (24)   136,423
   Net realized gain and
    unrealized appreciation
    on investments and non-U.S. currency                              176,379

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $192,474


See Notes to Financial Statements


STATEMENT OF CHANGES IN NET ASSETS                       (dollars in thousands)

                                                                     Six months ended           Year ended
                                                                      April 30, 2004*        October 31, 2003
OPERATIONS:
 Net investment income                                                 $16,095                   $24,666
 Net realized gain(loss) on investments and
  non-U.S. currency transactions                                        39,956                   (53,322)
 Net unrealized appreciation
  on investments and non-U.S. currency translations                    136,423                   477,039
  Net increase in net assets
   resulting from operations                                           192,474                   448,383


DIVIDENDS PAID TO SHAREHOLDERS FROM NET INVESTMENT INCOME              (42,150)                  (15,504)

CAPITAL SHARE TRANSACTIONS                                             444,130                   165,155

TOTAL INCREASE IN NET ASSETS                                           594,454                   598,034

NET ASSETS:
 Beginning of period                                                 1,769,780                 1,171,746
 End of period (including distributions in excess of net
  investment income and undistributed net investment income:
  $(10,604) and $15,451, respectively                               $2,364,234                $1,769,780

*Unaudited


See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS                                         unaudited


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - New World Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital by investing in stocks and bonds with significant exposure to countries that have developing economies and/or markets.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------------
                      INITIAL SALES          CONTINGENT DEFERRED SALES
SHARE CLASS             CHARGE                CHARGE UPON REDEMPTION          CONVERSION FEATURE
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Classes A and 529-A     Up to 5.75%          None (except 1% for certain      None
                                             redemptions within one year
                                             of purchase without an
                                             initial sales charge)
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Classes B and 529-B     None                 Declines from 5% to zero for     Classes B and 529-B convert
                                             redemptions within six years     to classes A and 529-A,
                                             of purchase                      respectively, after eight years
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Class C                 None                 1% for redemptions within        Class C converts to Class F
                                             one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Class 529-C             None                 1% for redemptions within        None
                                             one year of purchase
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Class 529-E             None                 None                             None
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Classes F and 529-F     None                 None                             None
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Classes R-1, R-2,       None                 None                             None
R-3, R-4 and R-5
---------------------------------------------------------------------------------------------------------------

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

     SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith by authority of the fund's Board of Directors. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

     CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

     NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

     FORWARD CURRENCY CONTRACTS - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

2. NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the six months ended April 30, 2004, non-U.S. taxes paid on realized gains were $393,000. As of April 30, 2004, non-U.S. taxes provided on unrealized gains were $8,799,000.

3. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; cost of investments sold and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of April 30, 2004, the cost of investment securities and cash denominated in non-U.S. currencies for federal income tax purposes was $1,962,610,000.

As of April 30, 2004, the components of distributable earnings on a tax basis were as follows:

                                                          (dollars in thousands)
Undistributed net investment income and currency gains                  $11,821
Accumulated short-term capital losses                                  (260,527)
Undistributed long-term capital gains                                    26,724
Gross unrealized appreciation on investment securities                  516,156
Gross unrealized depreciation on investment securities                  (90,733)

Accumulated short-term capital losses above include capital loss carryforwards of $581,000, $3,743,000, $158,373,000, $58,463,000 and $51,492,000 expiring in
2007, 2008, 2009, 2010 and 2011, respectively. The capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

Distributions paid to shareholders from net investment income and currency gains were as follows (dollars in thousands):

                            SIX MONTHS ENDED                  YEAR ENDED
SHARE CLASS                  APRIL 30, 2004                OCTOBER 31, 2003

Class A                         $ 36,096                       $ 14,276
Class B                            1,014                            183
Class C                              945                            124
Class F                            2,050                            377
Class 529-A                          338                             72
Class 529-B                           49                             10
Class 529-C                           81                             15
Class 529-E                           17                              4
Class 529-F                           25                             -*
Class R-1                              7                             -*
Class R-2                            139                             11
Class R-3                            148                             14
Class R-4                             34                              1
Class R-5                          1,207                            417
Total                           $ 42,150                       $ 15,504

* Amount less than one thousand.


4. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES -The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.850% on the first $500 million of daily net assets and decreasing to 0.620% on such assets in excess of $2.5 billion. For the six months ended April 30, 2004, the investment advisory services fee was $7,928,000, which was equivalent to an annualized rate of 0.741% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

     DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

     For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of April 30, 2004, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.

     ---------------------------------------------------------------------------
     SHARE CLASS                   CURRENTLY APPROVED LIMITS       PLAN LIMITS
     ---------------------------------------------------------------------------
     ---------------------------------------------------------------------------
     Class A                                 0.30%                    0.30%
     ---------------------------------------------------------------------------
     ---------------------------------------------------------------------------
     Class 529-A                              0.30                    0.50
     ---------------------------------------------------------------------------
     ---------------------------------------------------------------------------
     Classes B and 529-B                      1.00                    1.00
     ---------------------------------------------------------------------------
     ---------------------------------------------------------------------------
     Classes C, 529-C and R-1                 1.00                    1.00
     ---------------------------------------------------------------------------
     ---------------------------------------------------------------------------
     Class R-2                                0.75                    1.00
     ---------------------------------------------------------------------------
     ---------------------------------------------------------------------------
     Classes 529-E and R-3                    0.50                    0.75
     ---------------------------------------------------------------------------
     ---------------------------------------------------------------------------
     Classes F, 529-F and R-4                 0.25                    0.50
     ---------------------------------------------------------------------------

     TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

     ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2, R-3 and R-4, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

     Expenses under the agreements described above for the six months ended April 30, 2004, were as follows (dollars in thousands):

     --------------------------------------------------------------------------------------------------------------
                                                                         ADMINISTRATIVE SERVICES
                                                       ------------------------------------------------------------
                                                                                                 COMMONWEALTH
                                                              CRMC                                OF VIRGINIA
                        DISTRIBUTION    TRANSFER AGENT    ADMINISTRATIVE    TRANSFER AGENT       ADMINISTRATIVE
     SHARE CLASS          SERVICES         SERVICES         SERVICES           SERVICES             SERVICES
     --------------------------------------------------------------------------------------------------------------
     Class A             $2,442           $1,186         Not applicable     Not applicable       Not applicable
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
     Class B               332               51          Not applicable     Not applicable       Not applicable
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
     Class C               301           Included             $45                 $13            Not applicable
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
     Class F               128           Included              77                 22             Not applicable
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
     Class 529-A           18            Included              14                  2                  $ 9
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
     Class 529-B           18            Included               3                  1                    2
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
     Class 529-C           27            Included               4                  2                    3
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
     Class 529-E            3            Included               1                  -*                   1
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
     Class 529-F            2            Included               1                  -*                   1
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
     Class R-1              3            Included               1                  1             Not applicable
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
     Class R-2              32           Included               6                  32            Not applicable
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
     Class R-3              23           Included               7                   9            Not applicable
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
     Class R-4              2            Included               1                  -*            Not applicable
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
     Class R-5       Not applicable      Included              30                  1             Not applicable
                                            in
                                      administrative
                                         services
     --------------------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------------------
     Total               $3,331           $1,237              $190                $83                 $16
     ----------------==============================================================================================
     * Amount less than one thousand.

DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1999, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' compensation in the accompanying financial statements includes $87,000 in current fees (either paid in cash or deferred) and a net increase of $98,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

                                     SALES(1)        REINVESTMENTS OF DIVIDENDS       REPURCHASES(1)            NET INCREASE
SHARE CLASS                     AMOUNT      SHARES      AMOUNT       SHARES        AMOUNT       SHARES       AMOUNT        SHARES

SIX MONTHS ENDED APRIL 30, 2004

Class A                         $375,766    13,467      $34,242         1,299     $(116,505)    (4,183)      $293,503        10,583
Class B                           25,404       923          985            38        (6,269)      (226)        20,120           735
Class C                           39,447     1,442          905            35        (4,528)      (166)        35,824         1,311
Class F                           63,467     2,301        1,807            69       (18,821)      (682)        46,453         1,688
Class 529-A                        9,594       345          338            13          (616)       (22)         9,316           336
Class 529-B                        1,392        51           49             2           (42)        (2)         1,399            51
Class 529-C                        2,205        81           81             3          (127)        (5)         2,159            79
Class 529-E                          500        18           17             1           (11)        -*            506            19
Class 529-F                          649        23           25             1           (51)        (2)           623            22
Class R-1                          1,095        39            7            -*          (175)        (7)           927            32
Class R-2                          6,117       220          136             5        (1,494)       (54)         4,759           171
Class R-3                          6,591       235          146             6          (954)       (34)         5,783           207
Class R-4                          1,631        60           34             1          (237)        (8)         1,428            53
Class R-5                         23,178       829        1,171            44        (3,019)      (108)        21,330           765
Total net increase
   (decrease)                   $557,036    20,034      $39,943         1,517     $(152,849)    (5,499)      $444,130        16,052

YEAR ENDED OCTOBER 31, 2003

Class A                         $671,186    32,878      $13,514           691     $(611,242)   (30,531)      $ 73,458         3,038
Class B                           22,704     1,067          178             9       (12,154)      (585)        10,728           491
Class C                           89,692     4,328          115             6       (70,969)    (3,484)        18,838           850
Class F                          128,996     6,251          294            15       (94,236)    (4,717)        35,054         1,549
Class 529-A                        5,746       271           72             4          (428)       (20)         5,390           255
Class 529-B                        1,397        66           10            -*           (29)        (1)         1,378            65
Class 529-C                        1,974        92           15             1           (41)        (2)         1,948            91
Class 529-E                          276        13            4            -*            (3)        -*            277            13
Class 529-F                          800        35           -*            -*           (10)        (1)           790            34
Class R-1                            362        17           -*            -*           (55)        (3)           307            14
Class R-2                          5,388       247           11             1          (854)       (41)         4,545           207
Class R-3                          5,546       255           14             1        (1,272)       (61)         4,288           195
Class R-4                            946        45            1            -*          (547)       (25)           400            20
Class R-5                         11,444       537          410            21        (4,100)      (194)         7,754           364
Total net increase
   (decrease)                   $946,457    46,102      $14,638           749     $(795,940)   (39,665)      $165,155         7,186

* Amount less than one thousand.
(1)  Includes exchanges between share classes of the fund.

6. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of April 30, 2004, the total value of restricted securities was $105,351,000, which represented 4.46% of the net assets of the fund.

7. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $597,862,000 and $186,940,000, respectively, during the six months ended April 30, 2004.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended April 30, 2004, the custodian fee of $615,000 included $2,000 that was offset by this reduction, rather than paid in cash.


FINANCIAL HIGHLIGHTS (1)

                                                                            INCOME (LOSS) FROM INVESTMENT OPERATIONS(2)
                                                                                                 NET
                                                   NET ASSET                                 GAINS (LOSSES)
                                                    VALUE,              NET                  ON SECURITIES            TOTAL FROM
                                                   BEGINNING         INVESTMENT              (BOTH REALIZED           INVESTMENT
                                                   OF PERIOD       INCOME (LOSS)             AND UNREALIZED)          OPERATIONS
CLASS A:
 Six months ended 4/30/2004   (5)                   $25.60             $.22                       $2.54                 $2.76
 Year ended 10/31/2003                               18.90              .39                        6.56                  6.95
 Year ended 10/31/2002                               19.04              .34                         .07                   .41
 Year ended 10/31/2001                               22.81              .47                       (3.87)                (3.40)
 Year ended 10/31/2000                               23.67              .42                       (1.08)                 (.66)
 Period ended 6/17/1999 to 10/31/1999                23.56              .16                        (.05)                  .11
CLASS B:
 Six months ended 4/30/2004   (5)                    25.29              .11                        2.51                  2.62
 Year ended 10/31/2003                               18.69              .22                        6.50                  6.72
 Year ended 10/31/2002                               18.82              .16                         .09                   .25
 Year ended 10/31/2001                               22.71              .28                       (3.85)                (3.57)
 Period from 3/15/2000 to 10/31/2000                 29.09              .20                       (6.58)                (6.38)
CLASS C:
 Six months ended 4/30/2004   (5)                    25.18              .11                        2.49                  2.60
 Year ended 10/31/2003                               18.66              .21                        6.48                  6.69
 Year ended 10/31/2002                               18.76              .12                         .12                   .24
 Period from 3/15/2001 to 10/31/2001                 21.44              .09                       (2.77)                (2.68)
CLASS F:
 Six months ended 4/30/2004   (5)                    25.52              .22                        2.52                  2.74
 Year ended 10/31/2003                               18.88              .38                        6.54                  6.92
 Year ended 10/31/2002                               18.98              .28                         .12                   .40
 Period from 3/16/2001 to 10/31/2001                 21.42              .21                       (2.65)                (2.44)
CLASS 529-A:
 Six months ended 4/30/2004   (5)                    25.56              .21                        2.53                  2.74
 Year ended 10/31/2003                               18.89              .40                        6.54                  6.94
 Period from 2/19/2002 to 10/31/2002                 21.19              .14                       (2.44)                (2.30)
CLASS 529-B:
 Six months ended 4/30/2004   (5)                    25.25              .09                        2.51                  2.60
 Year ended 10/31/2003                               18.79              .19                        6.48                  6.67
 Period from 2/26/2002 to 10/31/2002                 21.20              .02                       (2.43)                (2.41)
CLASS 529-C:
 Six months ended 4/30/2004   (5)                    25.28              .09                        2.51                  2.60
 Year ended 10/31/2003                               18.79              .19                        6.50                  6.69
 Period from 2/25/2002 to 10/31/2002                 21.15              .04                       (2.40)                (2.36)
CLASS 529-E:
 Six months ended 4/30/2004   (5)                    25.46              .17                        2.53                  2.70
 Year ended 10/31/2003                               18.86              .31                        6.53                  6.84
 Period from 3/22/2002 to 10/31/2002                 22.57              .10                       (3.81)                (3.71)
CLASS 529-F:
 Six months ended 4/30/2004   (5)                    25.54              .20                        2.53                  2.73
 Year ended 10/31/2003                               18.90              .39                        6.52                  6.91
 Period from 9/17/2002 to 10/31/2002                 19.44               -*  (7)                   (.54)                 (.54)
CLASS R-1:
 Six months ended 4/30/2004   (5)                    25.33              .13                        2.49                  2.62
 Year ended 10/31/2003                               18.85              .23                        6.50                  6.73
 Period from 6/11/2002 to 10/31/2002                 22.44              .01                       (3.60)                (3.59)
CLASS R-2:
 Six months ended 4/30/2004   (5)                    25.34              .12                        2.51                  2.63
 Year ended 10/31/2003                               18.86              .22                        6.51                  6.73
 Period from 6/7/2002 to 10/31/2002                  22.37             (.02)                      (3.49)                (3.51)
CLASS R-3:
 Six months ended 4/30/2004   (5)                    25.56              .17                        2.53                  2.70
 Year ended 10/31/2003                               18.96              .30                        6.56                  6.86
 Period from 6/6/2002 to 10/31/2002                  22.41              .03                       (3.48)                (3.45)
CLASS R-4:
 Six months ended 4/30/2004   (5)                    25.68              .23                        2.54                  2.77
 Year ended 10/31/2003                               18.90              .39                        6.57                  6.96
 Period from 10/7/2002 to 10/31/2002                 18.21               -*  (7)                    .69                   .69
CLASS R-5:
 Six months ended 4/30/2004   (5)                    25.66              .26                        2.54                  2.80
 Year ended 10/31/2003                               18.93              .46                        6.57                  7.03
 Period from 5/15/2002 to 10/31/2002                 23.05              .12                       (4.24)                (4.12)


                                                    DIVIDENDS
                                                    (FROM NET       NET ASSET                                    NET ASSETS,
                                                    INVESTMENT      VALUE, END                    TOTAL          END OF PERIOD
                                                     INCOME)        OF PERIOD                    RETURN (3)      (IN MILLIONS)
CLASS A:
 Six months ended 4/30/2004   (5)                    $(.59)          $27.77                       10.89%            $1,952
 Year ended 10/31/2003                                (.25)          $25.60                       37.19              1,528
 Year ended 10/31/2002                                (.55)          $18.90                        1.95              1,071
 Year ended 10/31/2001                                (.37)          $19.04                      (15.13)             1,053
 Year ended 10/31/2000                                (.20)          $22.81                       (2.91)             1,279
 Period ended 6/17/1999 to 10/31/1999                   -            $23.67                         .47                739
CLASS B:
 Six months ended 4/30/2004   (5)                     (.45)          $27.46                       10.46                 77
 Year ended 10/31/2003                                (.12)          $25.29                       36.12                 52
 Year ended 10/31/2002                                (.38)          $18.69                        1.17                 29
 Year ended 10/31/2001                                (.32)          $18.82                      (15.91)                20
 Period from 3/15/2000 to 10/31/2000                    -            $22.71                      (21.93)                16
CLASS C:
 Six months ended 4/30/2004   (5)                     (.50)          $27.28                       10.44                 78
 Year ended 10/31/2003                                (.17)          $25.18                       36.10                 39
 Year ended 10/31/2002                                (.34)          $18.66                        1.15                 13
 Period from 3/15/2001 to 10/31/2001                    -            $18.76                      (12.50)                 3
CLASS F:
 Six months ended 4/30/2004   (5)                     (.61)          $27.65                       10.86                124
 Year ended 10/31/2003                                (.28)          $25.52                       37.10                 71
 Year ended 10/31/2002                                (.50)          $18.88                        1.95                 23
 Period from 3/16/2001 to 10/31/2001                    -            $18.98                      (11.39)                 3
CLASS 529-A:
 Six months ended 4/30/2004   (5)                     (.61)          $27.69                       10.83                 23
 Year ended 10/31/2003                                (.27)          $25.56                       37.18                 13
 Period from 2/19/2002 to 10/31/2002                    -            $18.89                      (10.85)                 5
CLASS 529-B:
 Six months ended 4/30/2004   (5)                     (.44)          $27.41                       10.40                  4
 Year ended 10/31/2003                                (.21)          $25.25                       35.86                  3
 Period from 2/26/2002 to 10/31/2002                    -            $18.79                      (11.37)                 1
CLASS 529-C:
 Six months ended 4/30/2004   (5)                     (.46)          $27.42                       10.39                  6
 Year ended 10/31/2003                                (.20)          $25.28                       35.90                  4
 Period from 2/25/2002 to 10/31/2002                    -            $18.79                      (11.16)                 1
CLASS 529-E:
 Six months ended 4/30/2004   (5)                     (.54)          $27.62                       10.70                  1
 Year ended 10/31/2003                                (.24)          $25.46                       36.64                  1
 Period from 3/22/2002 to 10/31/2002                    -            $18.86                      (16.44)                -*  (8)
CLASS 529-F:
 Six months ended 4/30/2004   (5)                     (.62)          $27.65                       10.80                  2
 Year ended 10/31/2003                                (.27)          $25.54                       37.01                  1
 Period from 9/17/2002 to 10/31/2002                    -            $18.90                       (2.78)                -*  (8)
CLASS R-1:
 Six months ended 4/30/2004   (5)                     (.50)          $27.45                       10.45                  1
 Year ended 10/31/2003                                (.25)          $25.33                       36.07                 -*  (8)
 Period from 6/11/2002 to 10/31/2002                    -            $18.85                      (16.00)                -*  (8)
CLASS R-2:
 Six months ended 4/30/2004   (5)                     (.52)          $27.45                       10.50                 11
 Year ended 10/31/2003                                (.25)          $25.34                       36.09                  6
 Period from 6/7/2002 to 10/31/2002                     -            $18.86                      (15.69)                 1
CLASS R-3:
 Six months ended 4/30/2004   (5)                     (.57)          $27.69                       10.67                 12
 Year ended 10/31/2003                                (.26)          $25.56                       36.63                  6
 Period from 6/6/2002 to 10/31/2002                     -            $18.96                      (15.39)                 1
CLASS R-4:
 Six months ended 4/30/2004   (5)                     (.63)          $27.82                       10.91                  2
 Year ended 10/31/2003                                (.18)          $25.68                       37.14                  1
 Period from 10/7/2002 to 10/31/2002                    -            $18.90                        3.79                 -*  (8)
CLASS R-5:
 Six months ended 4/30/2004   (5)                     (.65)          $27.81                       11.05                 71
 Year ended 10/31/2003                                (.30)          $25.66                       37.60                 45
 Period from 5/15/2002 to 10/31/2002                    -            $18.93                      (17.87)                27

                                                                   RATIO OF EXPENSES        RATIO OF EXPENSES           RATIO OF
                                                  NET ASSETS,       TO AVERAGE NET          TO AVERAGE NET              NET INCOME
                                                 END OF PERIOD      ASSETS BEFORE            ASSETS AFTER               TO AVERAGE
                                                 (IN MILLIONS)      REIMBURSEMENT           REIMBURSEMENT (4)           NET ASSETS
CLASS A:
 Six months ended 4/30/2004   (5)                   $1,952             1.27% (6)                   1.27%  (6)            1.55%  (6)
 Year ended 10/31/2003                               1,528             1.31                        1.31                  1.86
 Year ended 10/31/2002                               1,071             1.34                        1.34                  1.65
 Year ended 10/31/2001                               1,053             1.29                        1.29                  2.15
 Year ended 10/31/2000                               1,279             1.35                        1.35                  1.61
 Period ended 6/17/1999 to 10/31/1999                  739             1.46  (6)                   1.46   (6)            1.83   (6)
CLASS B:
 Six months ended 4/30/2004   (5)                       77             2.02  (6)                   2.02   (6)             .82   (6)
 Year ended 10/31/2003                                  52             2.10                        2.10                  1.05
 Year ended 10/31/2002                                  29             2.15                        2.15                   .78
 Year ended 10/31/2001                                  20             2.13                        2.13                  1.32
 Period from 3/15/2000 to 10/31/2000                    16             2.03  (6)                   2.03   (6)             .93   (6)
CLASS C:
 Six months ended 4/30/2004   (5)                       78             2.06  (6)                   2.06   (6)             .82   (6)
 Year ended 10/31/2003                                  39             2.12                        2.12                   .99
 Year ended 10/31/2002                                  13             2.14                        2.14                   .61
 Period from 3/15/2001 to 10/31/2001                     3             2.19  (6)                   2.19   (6)             .69   (6)
CLASS F:
 Six months ended 4/30/2004   (5)                      124             1.30  (6)                   1.30   (6)            1.56   (6)
 Year ended 10/31/2003                                  71             1.35                        1.35                  1.77
 Year ended 10/31/2002                                  23             1.38                        1.38                  1.35
 Period from 3/16/2001 to 10/31/2001                     3             1.40  (6)                   1.40   (6)            1.62   (6)
CLASS 529-A:
 Six months ended 4/30/2004   (5)                       23             1.33  (6)                   1.33   (6)            1.53   (6)
 Year ended 10/31/2003                                  13             1.30                        1.30                  1.87
 Period from 2/19/2002 to 10/31/2002                     5             1.47  (6)                   1.47   (6)             .99   (6)
CLASS 529-B:
 Six months ended 4/30/2004   (5)                        4             2.19  (6)                   2.19   (6)            .65    (6)
 Year ended 10/31/2003                                   3             2.27                        2.27                  .89
 Period from 2/26/2002 to 10/31/2002                     1             2.25  (6)                   2.25   (6)            .14    (6)
CLASS 529-C:
 Six months ended 4/30/2004   (5)                        6             2.18  (6)                   2.18   (6)            .67    (6)
 Year ended 10/31/2003                                   4             2.24                        2.24                  .90
 Period from 2/25/2002 to 10/31/2002                     1             2.21  (6)                   2.21   (6)            .26    (6)
CLASS 529-E:
 Six months ended 4/30/2004   (5)                        1             1.64  (6)                   1.64   (6)            1.23   (6)
 Year ended 10/31/2003                                   1             1.69                        1.69                  1.47
 Period from 3/22/2002 to 10/31/2002                    -*  (8)        1.66  (6)                   1.66   (6)             .78   (6)
CLASS 529-F:
 Six months ended 4/30/2004   (5)                        2             1.39  (6)                   1.39   (6)            1.46   (6)
 Year ended 10/31/2003                                   1             1.43                        1.43                  1.74
 Period from 9/17/2002 to 10/31/2002                    -*  (8)         .17                         .17                    -*   (9)
CLASS R-1:
 Six months ended 4/30/2004   (5)                        1             2.25  (6)                   2.08   (6)             .93   (6)
 Year ended 10/31/2003                                  -*  (8)        2.84                        2.10                  1.05
 Period from 6/11/2002 to 10/31/2002                    -*  (8)        3.49                         .81                   .06
CLASS R-2:
 Six months ended 4/30/2004   (5)                       11             2.59  (6)                   2.03   (6)            .86    (6)
 Year ended 10/31/2003                                   6             2.69                        2.06                  .98
 Period from 6/7/2002 to 10/31/2002                      1             1.04                         .83                 (.11)
CLASS R-3:
 Six months ended 4/30/2004   (5)                       12             1.72  (6)                   1.64   (6)            1.23   (6)
 Year ended 10/31/2003                                   6             1.84                        1.68                  1.37
 Period from 6/6/2002 to 10/31/2002                      1              .77                         .68                   .13
CLASS R-4:
 Six months ended 4/30/2004   (5)                        2             1.32  (6)                   1.30   (6)            1.62   (6)
 Year ended 10/31/2003                                   1             1.43                        1.33                  1.79
 Period from 10/7/2002 to 10/31/2002                    -*  (8)         .13                         .09                    -*   (9)
CLASS R-5:
 Six months ended 4/30/2004   (5)                       71              .96   (6)                   .96   (6)            1.85   (6)
 Year ended 10/31/2003                                  45             1.01                        1.01                  2.15
 Period from 5/15/2002 to 10/31/2002                    27              .46                         .46                   .62

                                  Six months ended              Year ended October 31             June 17 to
                                 April 30, 2004 (5)        2003     2002     2001     2000      October 31, 1999
Portfolio turnover rate
 for all classes of shares             10%                  30%      32%      40%      30%            1%

(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Period ended June 17, 1999 to October 31, 1999 is based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements and payments from CRMC. During the start-up period for the retirement plan share classes (except Class R-5), CRMC voluntarily agreed to pay a portion of the fees related to transfer agent services.
(5)  Unaudited.
(6)  Annualized.
(7)  Amount less than one cent.
(8)  Amount less than $1 million.
(9)  Amount less than .01 percent.

See Notes to Financial Statements


OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Kirkpatrick & Lockhart LLP
Four Embarcadero Center
San Francisco, CA 94111-4121

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two California Plaza
350 South Grand Avenue
Los Angeles, CA 90071-3462

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in New World Fund. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $25,000 or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.75 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.79 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by 0.03 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE AMERICAN FUNDS AND COLLEGEAMERICA. THIS AND OTHER IMPORTANT INFORMATION IS CONTAINED IN THE FUND'S PROSPECTUS, WHICH CAN BE OBTAINED FROM YOUR FINANCIAL ADVISER AND SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM.

"AMERICAN FUNDS PROXY VOTING GUIDELINES" -- WHICH DESCRIBES HOW WE VOTE PROXIES RELATING TO PORTFOLIO SECURITIES -- IS AVAILABLE UPON REQUEST, FREE OF CHARGE, BY CALLING AMERICAN FUNDS SERVICE COMPANY, VISITING THE AMERICAN FUNDS WEBSITE OR ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION WEBSITE AT WWW.SEC.GOV.

This report is for the information of shareholders of New World Fund but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2004, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds(R)]

The right choice for the long term(R)

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 25 million shareholder accounts.

OUR UNIQUE COMBINATION OF STRENGTHS INCLUDES THESE FIVE FACTORS:

o  A LONG-TERM, VALUE-ORIENTED APPROACH
   Rather than follow fads, we pursue a consistent strategy, focusing on each investment's long-term potential.

o  AN UNPARALLELED GLOBAL RESEARCH EFFORT
   American Funds draws on one of the industry's most globally integrated research networks.

o  THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
   Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o  EXPERIENCED INVESTMENT PROFESSIONALS
   The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. Nearly 70% of them were in the investment business before the sharp market decline of 1987.

o  A COMMITMENT TO LOW OPERATING EXPENSES
   American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.

29 MUTUAL FUNDS, CONSISTENT PHILOSOPHY, CONSISTENT RESULTS

o  GROWTH FUNDS
   AMCAP Fund(R)
   EuroPacific Growth Fund(R)
   The Growth Fund of America(R)
   The New Economy Fund(R)
   New Perspective Fund(R)
>  New World FundSM
   SMALLCAP World Fund(R)

o  GROWTH-AND-INCOME FUNDS
   American Mutual Fund(R)
   Capital World Growth and Income FundSM
   Fundamental InvestorsSM
   The Investment Company of America(R)
   Washington Mutual Investors FundSM

o  EQUITY-INCOME FUNDS
   Capital Income Builder(R)
   The Income Fund of America(R)

o  Balanced fund
   American Balanced Fund(R)

o  BOND FUNDS
   American High-Income TrustSM`
   The Bond Fund of AmericaSM
   Capital World Bond Fund(R)
   Intermediate Bond Fund of America(R)
   U.S. Government Securities FundSM

o  TAX-EXEMPT BOND FUNDS
   American High-Income Municipal Bond Fund(R)
   Limited Term Tax-Exempt Bond Fund of AmericaSM
   The Tax-Exempt Bond Fund of America(R)

   STATE-SPECIFIC TAX-EXEMPT FUNDS
   The Tax-Exempt Fund of California(R)
   The Tax-Exempt Fund of Maryland(R)
   The Tax-Exempt Fund of Virginia(R)

o  MONEY MARKET FUNDS
   The Cash Management Trust of America(R)
   The Tax-Exempt Money Fund of AmericaSM
   The U.S. Treasury Money Fund of AmericaSM

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust


Lit. No. MFGESR-936-0604

Litho in USA KBD/INS/8093-S1613

Printed on recycled paper


ITEM 2 - Code of Ethics

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 5 - Audit Committee of Listed Registrants

Not applicable.


ITEM 6 - Reserved


ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Reserved

ITEM 9 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors since the registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The registrant has a nominating committee comprised solely of persons who are not considered "interested persons" of the registrant within the meaning of the Investment Company Act of 1940. The committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the nominating committee of the registrant, c/o the registrant's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 10 - Controls and Procedures

(a) The officers providing the certifications in this report in accordance with rule 30a-2 under the Investment Company Act of 1940 have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 11 - Exhibits

(a) The Code of Ethics - not applicable for filing of Semiannual Reports to Shareholders.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New World Fund, Inc.


By /s/ Robert W. Lovelace

Robert W. Lovelace, President and PEO

Date: July 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By /s/ Robert W. Lovelace

Robert W. Lovelace, President and PEO

Date: July 8, 2004



By /s/ R. Marcia Gould

R. Marcia Gould, Treasurer

Date: July 8, 2004